Equity (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Stock Option Activity

A summary of the stock option activity (reflecting historical Stratasys, Inc. stock options prior to the Stratasys-Objet merger date) for the year ended December 31, 2014 is as follows:

		Per Share			Weighted Average
	Number of Options	Exercise Price			Exercise Price
Options outstanding as of December 31, 2013	2,007,433	2.21	-	120.51	29.66
Granted in 2014	239,583	91.48	-	115.12	103.55
GrabCAD options from merger in 2014	72,876	2.89	-	9.32	7.28
Exercised in 2014	(557,605)	2.21	-	99.01	14.14
Forfeited in 2014	(43,046)	2.74	-	120.51	52.22
Options outstanding as of December 31, 2014	1,719,241	2.21	-	120.51	43.89
Exercisable options as of December 31, 2014	870,569	$2.21	-	$120.51	$22.70

Schedule of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2014:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2014	Life in Years	Price	2014	Price
$2.21	-	$9.90	579,605	3.95	$6.90	$478,305	$6.79
9.91	-	46.87	552,969	2.98	28.88	282,495	24.98
46.88	-	101.98	387,097	8.60	86.58	108,750	85.79
$101.99	-	$120.51	199,570	8.48	106.34	1,019	120.51
			1,719,241		$43.89	870,569	$22.70
Aggregate intrinsic value (U.S. $ in thousands)			$74,501			$53,010

Schedule of Equity classified stock-based compensation

Equity classified stock-based compensation expenses included in the Company's Statements of Operations were:

	2014	2013	2012

	(U.S. $ in thousands)

Cost of sales	$4,495	$2,980	$603
Research and development, net	4,862	3,491	960
Selling, general and administrative	20,850	17,791	7,311
Total stock-based compensation expenses	$30,207	$24,262	$8,874

Schedule of Accumulated other comprehensive income (loss)
The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes for the year ended December 31, 2014:
	Year ended December 31, 2014
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Other	Total
	(U.S. $ in thousands)
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive income before reclassifications	(2,222)	(4,326)	-	(6,548)
Amounts reclassified from accumulated other comprehensive income	826	-	167	993
Other comprehensive income (loss)	(1,396)	(4,326)	167	(5,555)
Balance as of December 31, 2014	$(1,243)	$(2,404)	$-	$(3,647)

Stock Options [Member]
Schedule of Stock Option Assumptions

The Company used the Black-Scholes option-pricing model to determine the fair value of grants made in 2014, 2013 and 2012. The following assumptions were applied in determining the compensation cost:

	2014	2013	2012
Risk-free interest rate	1.3%-2.0%	1.4% - 1.7%	0.8%
Expected option term (years)	4.2-6.5	5.1 - 5.2	4.5
Expected price volitility	45.8%- 47.6%	56% - 57%	62%
Dividend yield	-	-	-
Weighted average grant date fair value	$60.82	$40.94	$22.36